Cboe Vest 10 Year Interest Rate Hedge ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Notional Amount	Security Description			Value
	PURCHASED OPTIONS - 17.6%
	Interest Rate Swaptions - 17.6%
	10-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Fixed Rate
$10,183,268	Expiration: 09/29/2023; Exercise Rate: 2.755%			$757,493
	TOTAL PURCHASED OPTIONS (Cost $646,000)			757,493
Par		Effective Yield	Maturity
	SHORT-TERM INVESTMENTS - 82.9%
	U.S. Treasury Bills - 77.0%
3,341,600	United States Treasury Bill (a)(c)	5.29%	09/28/2023	3,313,196

Shares
	Money Market Funds - 5.9%
254,068	First American Treasury Obligations Fund - Class X, 5.20% (b)			254,068
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,567,948)			3,567,264
	TOTAL INVESTMENTS - 100.5% (Cost $4,213,948)			4,324,757
	Liabilities in Excess of Other Assets - (0.5)%			(22,705)
	NET ASSETS - 100.0%			$4,302,052

Percentages are stated as a percent of net assets.
SOFR	Secured Overnight Financing Rate.
(a)	Zero coupon bond.
(b)	Rate shown is the annualized seven-day yield as of July 31, 2023.
(c)	All or a portion of this security is held as collateral for the written options as of July 31, 2023. The total value of the security held as collateral amounted to $991,500 or 23.0% of net assets.

Cboe Vest 10 Year Interest Rate Hedge ETF
Schedule of Written Options
July 31, 2023 (Unaudited)
Notional Amount		Security Description	Value
		WRITTEN OPTIONS - (0.5)%
		Interest Rate Swaptions - (0.5)%
		10-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Fixed Rate
$(10,183,268)		Expiration: 09/29/2023; Exercise Rate: 4.1975%	$(21,619)
		TOTAL WRITTEN OPTIONS (Premiums Received $19,000)	$(21,619)

	Percentages are stated as a percent of net assets.
	SOFR	Secured Overnight Financing Rate.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets^
Purchased Options	$-	$757,493	$-	$757,493
Short-Term Investments	254,068	3,313,196	-	3,567,264
Total Investments in Securities	$254,068	$4,070,689	$-	$4,324,757
^ See Schedule of Investments for further disaggregation of investment categories.

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$-	$(21,619)	$-	$(21,619)

* See Schedule of Written Options for further disaggregation of investment categories.

For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.